Related parties transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related parties transactions
Schedule of related party transactions

11.1      Balance Sheets and Transactions on December 31, 2018

	Assets		Liabilities	Income Statement
	Current		Current
	Trade		Trade
Item of balance sheet	receivables		payables	Income		Expenses

Administrators	—		—	541		—
Holding	3		128	901		(13,624)
IPLF	—		—	4		—
Nemonorte	—		—	—		(491)
Bexma	1		—	10		—
Lazam - MDS	—		—	—		(31)
Ecofuturo	—		33	2		(4,186)
Ibema	36,721	(a)	1,643	116,566	(a)	(9,314)
Bizma	2		—	16		—
Mabex	—		—	—		(390)
	36,727		1,804	118,040		(28,036)
(a)	Pulp and paper sales operations.

11.2    Balance Sheets and Transactions on December 31, 2017

	Assets		Liabilities	Income Statement
	Current		Current
	Trade		Trade
Item of balance sheet	receivables		payables	Income		Expenses

Administrators	—		—	221		—
Holding	—		141	374		(14,177)
IPLF	—		—	28		—
Central	—		—	4,056		—
Nemonorte	—		—	—		(1,233)
Mabex	—		—	—		(294)
Bexma	—		—	13		—
Lazam - MDS	—		—	—		(372)
Ecofuturo	4		45	5		(3,789)
Ibema	28,628	(a)	6,954	83,706	(a)	(38,707)
	28,632		7,140	88,403		(58,572)

(a)	Pulp and paper sales operations.

Schedule of management compensation

	12/31/2018	12/31/2017	12/31/2016
Short-term benefits
Salary or compensation	48,663	24,774	20,593
Direct and indirect benefits	2,828	2,959	1,997
Bonus	16,752	26,819	20,181
	68,243	54,552	42,771

Long-term benefits
Share-based compensation	62,150	33,554	29,323
	62,150	33,554	29,323

	130,393	88,106	72,094